Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date		rr_ProspectusDate	Jun. 24, 2015
WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Enhanced Yield Index (the “Index”).
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to broadly capture the U.S. investment grade, fixed income securities market while seeking to enhance yield within desired risk parameters and constraints. Rather than re-weight individual securities, the Index uses a rules-based approach to re-weight subgroups of the Barclays US Aggregate Index with the aim of earning a higher yield while broadly retaining the risk characteristics of the Barclays US Aggregate Index. The 20 subgroups identified in the Barclays US Aggregate Index reflect the different risk dimensions of investment grade securities such as sector (asset class) exposure (i.e., treasuries, agency, credit, and securitized), interest rate risk (i.e., duration) and credit risk (i.e., spread). Yield can typically be increased by shifting exposure along any of a number of these risk dimensions and re-weighting the subcomponents of the Index. At the security level, the Index draws from the universe defined by the Barclays US Aggregate Index, which consists of investment grade debt securities denominated in U.S. dollars. To be eligible for inclusion in the Index, debt securities must have at least $250 million in par amount outstanding with the exception of asset-backed securities and commercial mortgage-backed securities which must have an original deal size of $500 million, a minimum tranche size of $25 million, and at least $300 million of the original transaction still outstanding. The Index consists of U.S. Treasuries and U.S. Government-related bonds (e.g., obligations of the U.S. Government or its agencies or instrumentalities), corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly offered for sale in the United States. Index components are U.S. dollar-denominated debt securities with fixed rate coupons that have at least one year to final maturity.

The Index segments the eligible universe of U.S. investment grade fixed income securities into subgroups defined by sector, quality and maturity characteristics. There are 20 defined subgroups, with six subgroups covering the treasury and agency sectors, nine covering the credit markets, and the remaining five covering securitized securities. The Index employs a proprietary weighting methodology that seeks to enhance yield by allocating more weight to subgroups with higher yields while maintaining defined risk constraints designed to mitigate volatility and turnover drift from the eligible U.S. investment grade fixed income universe. Subgroups with higher yields are identified based on a subgroup’s yield to worst measurements, rather than its yield to maturity. Yield to worst refers to the lowest potential yield that can be received on a bond without issuer default. The Index uses yield to worst measurements to determine the yield of each subgroup, except the three mortgage-backed securities subgroups, which use yield to worst calculations of Treasury bonds whose maturities match the average life of its mortgage securities plus their option-adjusted spreads. However, to retain the broad risk characteristics of the Barclays US Aggregate Index, the Index also employs constraints that include caps on tracking error volatility, duration, sector and subgroup weights, and turnover. The Index’s constraints are capped relative to the constraints of the Barclays US Aggregate Index. For example, the total weight of the subgroups in each of the four sectors of the Index—treasuries, agency, credit, and securitized—cannot deviate from their weights in the Barclays US Aggregate Index by more than 20%, 10%, 20% and 20%, respectively. The weights are determined at the sub-group level (negative weights for a sub-group are not permitted) and passed down to the individual security level, where each security’s weight is equal to the subgroup weight multiplied by its market capitalization weight within the subgroup. The Index is rebalanced on a monthly basis.

The duration range of the Index is expected to be within one year of the duration of the Barclays US Aggregate Index. Historically, such universe has had a duration range between approximately three and seven years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. For example, the value of a fund with a portfolio duration of seven years would be expected to drop by 7% for every 1% increase in interest rates.

A significant portion of the bonds represented in the Index are U.S. agency mortgage-backed pass-through securities. U.S. agency mortgage-backed pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments.

The Fund may invest up to 20% of its assets in other fixed income securities and/or such other investments, including other exchange-traded funds (“ETFs”) that invest in fixed income securities with characteristics similar to the Index constituents, that the Adviser and/or Sub-Adviser believe will help the Fund track the performance of the Index. Other fixed income securities will consist primarily of investment grade securities with similar risk characteristics as the Index components, but up to 5% of the Fund’s total assets may be held in non-investment grade securities with credit ratings deemed to be of no less than BB.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of fixed income securities fluctuate in response to a variety of factors, such as events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness.
  Investment in ETFs Risk. Because the Fund may invest a portion of the Fund’s assets in other ETFs, the Fund’s investment performance and risks may be directly related to the investment performance and risks of such ETFs. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the other ETFs in addition to the Fund’s expenses.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
  Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Mortgage- and Asset-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible loss.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history.
WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund | WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.20%
Fee Waivers	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers	[2]	rr_NetExpensesOverAssets	0.12%
1 Year		rr_ExpenseExampleYear01	$ 12
3 Years		rr_ExpenseExampleYear03	$ 52

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	WisdomTree Asset Management, Inc. ("WisdomTree Asset Management" or the "Adviser") has contractually agreed to limit the Management Fee to 0.12% through December 31, 2016, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the "Trust") for any reason at any time.